Operating leases (Details) - Operating Lease [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Operating leases (Details) [Line Items]
Operating lease liabilities, current	$ 6,676,300
Operating lease liabilities noncurrent	4,883,192	$ 7,257,144
Operating lease right-of-use assets	$ 6,150,732	$ 5,862,748